Income tax - Reconciliation between reported tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Between Reported Tax Expense And Theoretical Tax Expense [Line Items]
Statutory tax rate (in percent)	20.60%	20.60%	20.60%	21.40%
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax	$ 10,439	$ 1,755
Tax effects from:
Income tax	(8,305)	(2,556)	$ (8,206)
Knilo HoldCo AB (Successor Parent)
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax	(39,905)	(15,407)	(46,545)
Income tax calculated according to tax rate in Sweden	8,220	3,174	9,588
Tax effects from:
Non-deductible costs	(174)	(29)	(1,542)
Previously unrecognized tax losses used to reduce current tax expenses	0	0	184
Differences in overseas tax rates	(53)	40	(24)
Adjustments in respect of income tax of previous years	(162)	(275)	0
Other	474	(354)	0
Income tax	$ 8,305	$ 2,556	$ 8,206